UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street, Suite 2000

         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos     Baltimore, MD/USA     February 05, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $542,548 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    13335   231680 SH       SOLE                    97400        0   134280
APARTMENT INVT & MGMT CO       CL A             03748r101     5346   153942 SH       SOLE                        0        0   153942
AVALONBAY CMNTYS INC           COM              053484101    28157   299103 SH       SOLE                   100178        0   198925
BIOMED REALTY TRUST INC        COM              09063H107    15436   666235 SH       SOLE                   221821        0   444414
BOSTON PROPERTIES INC          COM              101121101    31470   342777 SH       SOLE                   117192        0   225585
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      521    29100 SH       SOLE                        0        0    29100
BROOKFIELD PPTYS CORP          COM              112900105    16672   866094 SH       SOLE                   454705        0   411389
CEDAR SHOPPING CTRS INC        COM NEW          150602209     3285   321191 SH       SOLE                        0        0   321191
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    16750   531750 SH       SOLE                   201745        0   330005
DCT INDUSTRIAL TRUST INC       COM              233153105     4244   455952 SH       SOLE                        0        0   455952
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     5434   141932 SH       SOLE                        0        0   141932
DIAMONDROCK HOSPITALITY CO     COM              252784301     1570   104810 SH       SOLE                        0        0   104810
DIGITAL RLTY TR INC            COM              253868103     3871   100900 SH       SOLE                    37000        0    63900
DOUGLAS EMMETT INC             COM              25960p109    13006   575239 SH       SOLE                   234543        0   340696
DUKE REALTY CORP               COM NEW          264411505     5646   216500 SH       SOLE                        0        0   216500
ESSEX PPTY TR INC              COM              297178105    11554   118521 SH       SOLE                    52533        0    65988
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    19097   232471 SH       SOLE                    83312        0   149159
FIRST INDUSTRIAL REALTY TRUS   COM              32054k103     1706    49311 SH       SOLE                        0        0    49311
GENERAL GROWTH PPTYS INC       COM              370021107      308     7495 SH       SOLE                        0        0     7495
HEALTH CARE REIT INC           COM              42217k106    22346   500039 SH       SOLE                   154837        0   345202
HEALTHCARE RLTY TR             COM              421946104     6880   270982 SH       SOLE                   126987        0   143995
HIGHWOODS PPTYS INC            COM              431284108     2975   101289 SH       SOLE                        0        0   101289
HOME PROPERTIES INC            COM              437306103     3762    83899 SH       SOLE                        0        0    83899
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102     4815   149454 SH       SOLE                        0        0   149454
HOST HOTELS & RESORTS INC      COM              44107p104    13695   803708 SH       SOLE                   332309        0   471399
KIMCO REALTY CORP              COM              49446R109     2772    76163 SH       SOLE                        0        0    76163
MACERICH CO                    COM              554382101    22035   310099 SH       SOLE                   112567        0   197532
MEDICAL PPTYS TRUST INC        COM              58463j304     1977   194076 SH       SOLE                        0        0   194076
PARKWAY PPTYS INC              COM              70159Q104     2605    70457 SH       SOLE                        0        0    70457
PROLOGIS                       SH BEN INT       743410102    43126   680443 SH       SOLE                   238590        0   441853
PUBLIC STORAGE                 COM              74460d109    22539   307039 SH       SOLE                   110663        0   196376
REGENCY CTRS CORP              COM              758849103    21011   325816 SH       SOLE                   101280        0   224536
SENIOR HSG PPTYS TR            SH BEN INT       81721m109     5032   221885 SH       SOLE                        0        0   221885
SIMON PPTY GROUP INC NEW       COM              828806109    54930   632405 SH       SOLE                   219648        0   412757
SL GREEN RLTY CORP             COM              78440x101    21308   227993 SH       SOLE                    85065        0   142928
STARWOOD HOTELS&RESORTS WRLD   COM              85590a401     3994    90724 SH       SOLE                    45106        0    45618
SUNSTONE HOTEL INVS INC NEW    COM              867892101     5411   295882 SH       SOLE                    60686        0   235196
TANGER FACTORY OUTLET CTRS I   COM              875465106    16434   435825 SH       SOLE                   143611        0   292214
TAUBMAN CTRS INC               COM              876664103     3640    74002 SH       SOLE                        0        0    74002
U STORE IT TR                  COM              91274f104     2436   265944 SH       SOLE                        0        0   265944
VENTAS INC                     COM              92276F100    26502   585699 SH       SOLE                   198597        0   387102
VORNADO RLTY TR                SH BEN INT       929042109    34915   396993 SH       SOLE                   145985        0   251008